Loans and Allowance for Loan Losses, Impaired Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Impaired loans by loans class [Abstract]
Recorded Investment	$ 24,025	$ 25,881
Unpaid Principal Balance	26,201	28,209
Related Allowance	0	0
Average Recorded Investment	22,408	26,552
Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	2,418	3,306
Unpaid Principal Balance	3,470	3,996
Related Allowance	0	0
Average Recorded Investment	2,214	3,608
Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	18,684	19,220
Unpaid Principal Balance	19,539	20,454
Related Allowance	0	0
Average Recorded Investment	17,465	19,616
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	363	412
Unpaid Principal Balance	399	470
Related Allowance	0	0
Average Recorded Investment	332	436
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	2,560	2,943
Unpaid Principal Balance	2,793	3,289
Related Allowance	0	0
Average Recorded Investment	2,397	2,892
New York and Other States [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	21,361	23,431
Unpaid Principal Balance	23,374	25,584
Related Allowance	0	0
Average Recorded Investment	19,936	24,355
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	2,418	3,306
Unpaid Principal Balance	3,470	3,996
Related Allowance	0	0
Average Recorded Investment	2,214	3,608
New York and Other States [Member] | Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	16,675	17,460
Unpaid Principal Balance	17,439	18,602
Related Allowance	0	0
Average Recorded Investment	15,665	18,127
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	269	359
Unpaid Principal Balance	305	417
Related Allowance	0	0
Average Recorded Investment	251	382
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	1,999	2,306
Unpaid Principal Balance	2,160	2,569
Related Allowance	0	0
Average Recorded Investment	1,806	2,238
Florida [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	2,664	2,450
Unpaid Principal Balance	2,827	2,625
Related Allowance	0	0
Average Recorded Investment	2,472	2,197
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Florida [Member] | Commercial [Member] | Other [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	2,009	1,760
Unpaid Principal Balance	2,100	1,852
Related Allowance	0	0
Average Recorded Investment	1,800	1,489
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	94	53
Unpaid Principal Balance	94	53
Related Allowance	0	0
Average Recorded Investment	81	54
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Impaired loans by loans class [Abstract]
Recorded Investment	561	637
Unpaid Principal Balance	633	720
Related Allowance	0	0
Average Recorded Investment	$ 591	$ 654